Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Currency translation adjustment, tax	$ 1,100
Comprehensive income attributable to:
Fortuna shareholders	(128,403)	$ 54,589
Non-controlling interest	(7,774)	1,522
Comprehensive (loss) income for the year	$ (136,177)	$ 56,111